Note 13 - Property, Plant and Equipment (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Additions other than through business combinations, property, plant and equipment	$ 6,686	$ 9,042	$ 16,122	$ 18,161
Notional amount	$ 18,000		18,000			$ 12,000
Construction in progress [member]
Statement Line Items [Line Items]
Additions other than through business combinations, property, plant and equipment			$ 722		$ 1,962